Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	Calamos Investment Trust/IL
Entity Central Index Key	0000826732
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2023
Document Effective Date	Mar. 01, 2023
Prospectus Date	Mar. 01, 2023
Calamos Convertible Fund | Class A
Prospectus:
Trading Symbol	CCVIX
Calamos Convertible Fund | Class C
Prospectus:
Trading Symbol	CCVCX
Calamos Convertible Fund | Class I
Prospectus:
Trading Symbol	CICVX
Calamos Growth & Income Fund | Class R6
Prospectus:
Trading Symbol	CGIOX
Calamos Growth & Income Fund | Class A
Prospectus:
Trading Symbol	CVTRX
Calamos Growth & Income Fund | Class C
Prospectus:
Trading Symbol	CVTCX
Calamos Growth & Income Fund | Class I
Prospectus:
Trading Symbol	CGIIX
Calamos Select Fund | Class A
Prospectus:
Trading Symbol	CVAAX
Calamos Select Fund | Class C
Prospectus:
Trading Symbol	CVACX
Calamos Select Fund | Class I
Prospectus:
Trading Symbol	CVAIX